INCOME AND MINING TAXES - Deferred income tax (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DEFERRED TAX LIABILITIES
Deferred tax liabilities	$ (48.3)	$ (56.3)
Deferred tax assets and liabilities
Deferred income tax liabilities, net	(48.3)	(56.3)	$ (78.0)
Canada [Member]
Deferred tax assets
Deferred tax assets	255.3	261.4
DEFERRED TAX LIABILITIES
Deferred tax liabilities	(48.3)	(56.3)
Unrecognized Deferred Tax Assets	(255.3)	(261.4)
Deferred tax assets and liabilities
Deferred income tax liabilities, net	(48.3)	(56.3)
Canada [Member] | Capital Losses [Member]
Deferred tax assets
Deferred tax assets	18.4	37.1
Canada [Member] | Property, plant and equipment and Mining interests [Member]
Deferred tax assets
Deferred tax assets	122.7	110.8
Canada [Member] | Tax credits [Member]
Deferred tax assets
Deferred tax assets	49.9	47.5
Canada [Member] | Ontario Mining Tax [Member]
Deferred tax assets
Deferred tax assets	45.4	53.9
Canada [Member] | Other deferred tax assets [Member]
Deferred tax assets
Deferred tax assets	18.9	12.1
Canada [Member] | British Columbia Mining Tax [Member]
DEFERRED TAX LIABILITIES
Deferred tax liabilities	$ (48.3)	$ (56.3)